TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Tax	R$ 1,828,611		R$ 1,603,136
Labor	56,640		67,911
Civil	178,819		154,852
Judicial deposits	2,064,070		1,825,899
Amount of deposits for which replacement has been requested				R$ 1,700,000
Recovery of Tax Credits Arising From Law suits				1,200,000
Other operating income lawsuits				393,300
Tax Credits Monetary Update line				R$ 788,700
Amount of deposits for replacement requested for withdrawal		R$ 1,600,000
Inclusion of ICMS in the tax base of PIS and COFINS
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Balance judicial deposits	1,670,984		R$ 1,504,984
Lawsuits for the repetition of undue payments awaiting unappealable decision
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Amount of undue payments before proposed action	683,000
Amount of undue payments before proposed action, net of related expenses	R$ 643,000